7. Related Party Transactions	6 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
7. Related Party Transactions

The Company’s sole officer and director currently provides rent-free office space to the Company.

On March 8, 2012 the Company issued Global Bridge Partners Inc. (“GBP”) 3,500,000 shares for a $35,000 capital commitment at a purchase price of $0.01 per share.  At that time, we had no operations.  The proceeds were used for working capital and general corporate purposes.  Mr. William Schloth is the president and sole owner of GBP.  In addition, Mr. Schloth is the husband of our president and sole director Mary Ellen Schloth.

On March 29, 2012, the Company entered into a Revolving Line of Credit Facility with an entity controlled by the Company’s sole officer and director.  This facility was assigned to GBP on July 1, 2013.  GBP is the Company’s majority stockholder.  In addition, GBP is controlled by the spouse of the Company’s sole officer and director.  See Note 3

Ocean Cross Business Solutions Group LLC

On July 1, 2013, the Company has engaged the services (the “Agreement”) of Ocean Cross Business Solutions Group LLC (“OCBSG”), to provide assistance with filing of the SEC Form S-1, general accounting, finance, general management and product development.   OCBSG is own by William Schloth, who is also the owner of GBP, our majority shareholder.   The Agreement provides for a monthly consulting fee of $5,000.   As of June 30, 2014, the Company has paid $60,000 to OCBSG and owes $3,000.  The Agreement may be terminated at anytime by either party.

The Company has a Revolving Line of Credit with OCB major shareholder as described under Note 3.